Investments in Equity-Accounted Investees - Company's Share in Income (Loss) (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Schedule Of Results Related To Equity Accounted Investees [Line Items]
Company's share in income (loss)	$ 7	$ (77)	$ (86)
Trident Microsystems, Inc., [Member]
Schedule Of Results Related To Equity Accounted Investees [Line Items]
Company's share in income (loss)		(82)	(94)
ASMC [Member]
Schedule Of Results Related To Equity Accounted Investees [Line Items]
Company's share in income (loss)	3	3	4
ASEN [Member]
Schedule Of Results Related To Equity Accounted Investees [Line Items]
Company's share in income (loss)	4	2	4
Others [Member]
Schedule Of Results Related To Equity Accounted Investees [Line Items]
Company's share in income (loss)